Shareholders’ Equity (Details)										6 Months Ended
		Sep. 03, 2025 USD ($) $ / shares shares	Jun. 26, 2025 shares	May 27, 2025 USD ($)	Apr. 28, 2025 USD ($) shares	Mar. 19, 2025 USD ($)	Feb. 13, 2025 USD ($) shares	Dec. 12, 2024 USD ($)	Nov. 08, 2022 USD ($)	Sep. 30, 2025 USD ($) $ / shares shares	Sep. 30, 2024 USD ($)	Mar. 31, 2025 USD ($) $ / shares shares	Sep. 08, 2023 $ / shares shares	Jul. 31, 2022
Shareholders’ Equity [Line Items]
Ordinary shares to authorized (in Shares)	[1]									150,000,000		150,000,000
Ordinary shares par value (in Dollars per share) | $ / shares	[1]									$ 0.0001		$ 0.0001
Ordinary shares issued (in Shares)	[1]									127,059,246		126,276,372
Total consideration (in Dollars) | $				$ 25,716,146
Number of shares (in Shares)										2,126,729
Convertible notes value (in Dollars) | $							$ 33,025,000			$ 227,880
Agreement Amount Payable (in Dollars) | $									$ 20,000,000
Cash compensation (in Dollars) | $					$ 50,000
Number of trading days					10 days					20 days
Derecognized of non-controlling interest (in Dollars) | $								$ 44,134
Cash consideration (in Dollars) | $						$ 1,200,000
Non-controlling interest (in Dollars) | $						782,828
Additional paid-in capital (in Dollars) | $						$ 148,013				$ (24,806,735)
Risk free rate, percentage										50.00%
Fair value (in Dollars) | $										$ 170,000		$ 269,119
Aggregate cash consideration (in Dollars) | $										$ 27,070,012
Warrants outstanding (in Shares)										16,500,000
Warrant shares (in Shares)							1
Deemed dividend paid (in Dollars) | $										$ 12,014
Warrant price (in Dollars per share) | $ / shares										$ 0.01
Prior written notice of redemption										30 days
Newly adjusted issue price (in Dollars per share) | $ / shares										$ 18
Number of trading days for determining the newly issued share price										20 days
Number of consecutive trading days for determining the newly issued share price										30 days
Gross proceeds percentage										60.00%
Redemption price per share (in Dollars per share) | $ / shares										$ 18
Public Warrants [Member]
Shareholders’ Equity [Line Items]
Warrant shares (in Shares)										11,500,000
Private Placement Warrants [Member]
Shareholders’ Equity [Line Items]
Warrant shares (in Shares)										5,000,000
Public and Private Placement Warrant [Member]
Shareholders’ Equity [Line Items]
Warrant price (in Dollars per share) | $ / shares										$ 11.5
Exercisable after the consummation of business combination										30 days
Warrants expire term										5 years
Warrant [Member]
Shareholders’ Equity [Line Items]
Warrant price (in Dollars per share) | $ / shares										$ 9.2
Conversion of Convertible Notes [Member]
Shareholders’ Equity [Line Items]
Aggregate principal amount (in Dollars) | $										$ 104,655
Derivative liability, conversion feature (in Dollars) | $										122,670
Accrued interest (in Dollars) | $										$ 556
Ordinary shares issued for conversion of convertible notes (in Shares)										116,021
Measurement Input, Risk Free Interest Rate [Member]
Shareholders’ Equity [Line Items]
Risk-free rate												4.11
Measurement Input, Price Volatility [Member]
Shareholders’ Equity [Line Items]
Risk-free rate										57		58
Mezzanine Equity [Member]
Shareholders’ Equity [Line Items]
reclassified shares (in Shares)							217,724
Number of shares (in Shares)							1
Marketing Services Agreement [Member]
Shareholders’ Equity [Line Items]
Number of shares (in Shares)			41,853		100,000
RFAC [Member]
Shareholders’ Equity [Line Items]
Ordinary shares par value (in Dollars per share) | $ / shares										$ 9.2
Aggregate total ordinary shares (in Shares)							6,276,394
2Game [Member]
Shareholders’ Equity [Line Items]
Equity interest percentage						10.00%								51.00%
Consultants [Member]
Shareholders’ Equity [Line Items]
Ordinary shares issued (in Shares)							2,000,000
Ban Leong’s [Member]
Shareholders’ Equity [Line Items]
Aggregate cash consideration (in Dollars) | $										$ 24,806,735
Minimum [Member]
Shareholders’ Equity [Line Items]
Exchange ratio							1			1
Market value percentage										115.00%
Minimum [Member] | Measurement Input, Risk Free Interest Rate [Member]
Shareholders’ Equity [Line Items]
Risk-free rate										3.5
Minimum [Member] | Measurement Input, Expected Term [Member]
Shareholders’ Equity [Line Items]
Risk-free rate										0.5
Maximum [Member]
Shareholders’ Equity [Line Items]
Exchange ratio							4.0536			4.0536
Market value percentage										180.00%
Maximum [Member] | Measurement Input, Risk Free Interest Rate [Member]
Shareholders’ Equity [Line Items]
Risk-free rate										3.85
Maximum [Member] | Measurement Input, Expected Term [Member]
Shareholders’ Equity [Line Items]
Risk-free rate										1.5
Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Total consideration (in Dollars) | $		$ 2,500,000
Additional ordinary shares (in Shares)										1,059,628
Convertible notes shares (in Shares)							7,338,887
Ordinary Shares [Member] | Conversion of Convertible Notes [Member]
Shareholders’ Equity [Line Items]
Number of shares (in Shares)							2,201,665
Private Placement [Member]
Shareholders’ Equity [Line Items]
Ordinary shares issued (in Shares)		625,000
Subscription Agreement [Member]
Shareholders’ Equity [Line Items]
Purchase price (in Dollars per share) | $ / shares		$ 4
GCL Global [Member]
Shareholders’ Equity [Line Items]
Percentage of equity interest								100.00%
GCL Global [Member] | Minimum [Member]
Shareholders’ Equity [Line Items]
Ownership interest percentage						51.00%
GCL Global [Member] | Maximum [Member]
Shareholders’ Equity [Line Items]
Ownership interest percentage						61.00%
GCL Global [Member] | Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Ordinary shares to authorized (in Shares)													150,000,000
Ordinary shares par value (in Dollars per share) | $ / shares													$ 0.0001

[1]	Giving retroactive effect to reverse recapitalization effected on February 13, 2025.